Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash equivalents	$ 0	$ 0
Anti dilutive stock options or warrants outstanding	0	0